                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      McCarthy Group Advisors, L.L.C.
Address:   1125 South 103rd Street, Suite 250
           Omaha, Nebraska
           68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrea McMahon
Title:  Treasurer
Phone:  (402) 393-1300

Signature, Place, and Date of Signing:


/s/ Andrea McMahon                        Omaha, Nebraska           08/01/07
------------------------------------   ------------------------   --------------
[Signature]                                [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number   Name

     28-
        -----------------   -------------------------------

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:        134
Form 13F Information Table Value Total:   $351,186
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number   Name

     NONE   28-10990               MGA Holdings, L.L.C.

McCarthy Group Advisors, L.L.C.
FORM 13F              30-Jun-07

                          Form 13F INFORMATIONAL TABLE

COLUMN 1                       COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------
                               TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS    SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------
3M Company                     COM      88579y101     7164    82547 SH       Defined                78127         4420
Abbott Laboratories            COM      002824100     3410    63683 SH       Defined                62983          700
Alltel Corp                    COM      020039103      647     9585 SH       Defined                 9585
Amer Intl Group Inc            COM      026874107     7070   100961 SH       Defined                97046         3915
American Express Co            COM      025816109     8161   133395 SH       Defined               126515         6880
AmerisourceBergen Corp         COM      03073e105     1166    23566 SH       Defined                20374         3192
Anadarko Petroleum             COM      032511107      281     5400 SH       Defined                 5400
Apache Corp.                   COM      037411105     1775    21760 SH       Defined                21760
Automatic Data Process         COM      053015103     3798    78355 SH       Defined                77455          900
Bank of America Corp           COM      060505104      372     7600 SH       Defined                 7600
CVS/Caremark Corp.             COM      126650100     5827   159853 SH       Defined               152512         7341
Cardinal Health Inc            COM      14149Y108     3771    53380 SH       Defined                52880          500
ChevronTexaco Corp             COM      166764100      235     2795 SH       Defined                 2795
Citigroup Inc                  COM      172967101     1944    37900 SH       Defined                37900
Coca-Cola Co                   COM      191216100     1354    25887 SH       Defined                22282         3605
ConocoPhillips                 COM      20825c104     6753    86027 SH       Defined                82762         3265
DuPont (EI) De Nemours         COM      263534109      305     6000 SH       Defined                 6000
Duke Energy                    COM      26441c105      552    30186 SH       Defined                29032         1154
Dun & Bradstreet Corporation   COM      26483E100     4780    46414 SH       Defined                44079         2335
Emerson Electric Co            COM      291011104     6715   143486 SH       Defined               137276         6210
Exxon Mobil Corp.              COM      30231G102     2963    35329 SH       Defined                34529          800
Federated Investors Inc Pa CL  COM      314211103     2304    60120 SH       Defined                56550         3570
First Data Corp                COM      319963104     3296   100902 SH       Defined                95512         5390
Freddie Mac                    COM      313400301      303     4987 SH       Defined                 4600          387
Genl Electric Co               COM      369604103      213     5565 SH       Defined                 5565
Headwaters Inc                 COM      42210p102     1632    94511 SH       Defined                94511
J P Morgan Chase & Co          COM      46625h100      586    12099 SH       Defined                11439          660
Johnson & Johnson              COM      478160104     8240   133717 SH       Defined               126057         7660
Merck & Co                     COM      589331107      243     4886 SH       Defined                 3488         1398
Microsoft Corp                 COM      594918104     8012   271872 SH       Defined               260547        11325
Moodys Corp                    COM      615369105     5883    94585 SH       Defined                90345         4240
Pepsico Inc                    COM      713448108     6791   104726 SH       Defined               101227         3499
Pfizer Inc                     COM      717081103     2860   111848 SH       Defined               105749         6099
Procter & Gamble Co            COM      742718109     7551   123410 SH       Defined               118490         4920
Quest Diagnostics, Inc.        COM      74834L100      258     5000 SH       Defined                 5000
Schering Plough Corp           COM      806605101     2422    79561 SH       Defined                75271         4290
Sealed Air Corp                COM      81211K100     1939    62500 SH       Defined                61100         1400
Spectra Energy Corp.           COM      847560109      490    18892 SH       Defined                18315          577
Standard & Poor's 500 Deposito COM      78462f103     2459    16349 SH       Defined                16349
Tyco Intl Ltd                  COM      G9143X208     8075   238980 SH       Defined               226678        12302
U.S. Bancorp                   COM      902973304      210     6373 SH       Defined                 5629          744
Unitedhealth Group Inc         COM      91324P102     7253   141820 SH       Defined               136170         5650
Viacom Inc B                   COM      92553p201     1262    30315 SH       Defined                29815          500

Wash Mutual Inc                COM      939322103     3559    83473 SH       Defined                77833         5640
Wells Fargo Corporation        COM      949746101     1318    37470 SH       Defined                37470
Western Union Co.              COM      959802109     9530   457531 SH       Defined               435911        21620
Windstream Corp.               COM      97381w104      378    25589 SH       Defined                22564         3025
Wm. Wrigley Jr.                COM      982526105     7524   136025 SH       Defined               126410         9615
Actuant Corp Cl A New          COM      00508x203     2575    40840 SH       Defined                40535          305
Acxiom Corp                    COM      005125109     2468    93318 SH       Defined                89593         3725
Advisory Board Co              COM      00762w107      517     9305 SH       Defined                 7485         1820
American Equity Invt Life      COM      025676206     1388   114875 SH       Defined               114200          675
American States Water Co.      COM      029899101      754    21205 SH       Defined                21205
Argonaut Group Inc             COM      040157109     2566    82225 SH       Defined                80080         2145
Atwood Oceanics Inc            COM      050095108      278     4055 SH       Defined                 4055
Avid Technology Inc.           COM      05367p100     2663    75335 SH       Defined                75335
Bed Bath & Beyond Inc          COM      075896100     5573   154846 SH       Defined               148372         6474
Berkshire Hathaway Inc Cl B    COM      084670207    10703     2969 SH       Defined                 2781          188
Berkshire Hathaway, Inc. Cl A  COM      084670108      766        7 SH       Defined                    7
Broadridge Financial Solutions COM      11133t103      305    15969 SH       Defined                15744          225
Cabot Microelectronics Corp    COM      12709p103     2114    59570 SH       Defined                58839          731
Cadence Financial Corp.        COM      12738a101     1544    79266 SH       Defined                79266
Chart Industries Inc           COM      16115q308     1948    68497 SH       Defined                68497
Chesapeake Energy Corp         COM      165167107     4409   127420 SH       Defined               120170         7250
Commerce Group Inc             COM      200641108     1603    46182 SH       Defined                46182
Compass Minerals International COM      20451n101     6002   173178 SH       Defined               165108         8070
Computer Programs & Systems    COM      205306103     2388    77073 SH       Defined                74912         2161
Corinthian Colleges            COM      218868107     1219    74809 SH       Defined                67704         7105
Devon Energy Corporation       COM      25179M103     7203    91998 SH       Defined                88323         3675
Eagle Materials, Inc.          COM      26969p108     3060    62378 SH       Defined                61718          660
Ebay Inc                       COM      278642103     1400    43515 SH       Defined                43515
Efj, Inc.                      COM      26843b101       54    10000 SH       Defined                10000
Encore Acquisition Co          COM      29255w100      835    30031 SH       Defined                30031
Fair Isaac & Co Inc            COM      303250104     3625    90357 SH       Defined                87647         2710
Fastenal Co                    COM      311900104     7925   189315 SH       Defined               180775         8540
Firstservice Corp              COM      33761n109     3225    89544 SH       Defined                88044         1500
Forward Air Corporation        COM      349853101     1222    35855 SH       Defined                35855
Gevity HR Inc                  COM      374393106     4518   233722 SH       Defined               224600         9122
Grey Wolf, Inc.                COM      397888108      274    33300 SH       Defined                33300
Haemonetics Corporation        COM      405024100     1905    36210 SH       Defined                36210
Hanover Insurance Group, Inc.  COM      410867105     1630    33417 SH       Defined                31857         1560
Henry Jack & Assoc Inc         COM      426281101     3795   147390 SH       Defined               141080         6310
Hercules Offshore Inc          COM      427093109      243     7510 SH       Defined                 7510
Hewitt Associates Inc Class A  COM      42822Q100      854    26690 SH       Defined                24215         2475
Horace Mann Educators          COM      440327104     2579   121413 SH       Defined               117730         3683
IShares Russell 1000 Value     COM      464287598     3483    40150 SH       Defined                40150
International Speedway CL A    COM      460335201      828    15714 SH       Defined                15539          175
Intervoice, Inc.               COM      461142101      107    12900 SH       Defined                12900
Intuit, Inc.                   COM      461202103      351    11666 SH       Defined                 7978         3688
Ishares Russell 2000 Index     COM      464287655     2115    25500 SH       Defined                25500
Ishares S & P Small Cap 600    COM      464287804      533     7500 SH       Defined                 7500
Jackson Hewitt Tax Service     COM      468202106     2120    75419 SH       Defined                73988         1431
Kaydon Corp.                   COM      486587108     3192    61243 SH       Defined                60678          565
Laboratory Corporation Of Amer COM      50540r409     3599    45992 SH       Defined                43030         2962
Lancaster Colony Corp          COM      513847103     2421    57789 SH       Defined                57789
Leggett & Platt                COM      524660107     2343   106272 SH       Defined               106272
Liberty Media Capital - A      COM      53071m302      201     1707 SH       Defined                  961          746

Liberty Media Interactive - A  COM      53071m104      213     9536 SH       Defined                 7771         1765
Macrovision Corp               COM      555904101     1248    41527 SH       Defined                41527
Meritage Homes Corp            COM      59001a102    13375   500000 SH       Defined               500000
Moneygram Intl Inc             COM      60935y109     1991    71241 SH       Defined                66811         4430
Mueller Wtr Prods Inc Com Ser  COM      624758207     2805   186995 SH       Defined               184750         2245
NIC, Inc.                      COM      62914b100      153    22407 SH       Defined                22407
Newfield Exploration Cos       COM      651290108      694    15236 SH       Defined                12905         2331
Odyssey Healthcare Inc         COM      67611v101     1910   161048 SH       Defined               151013        10035
Old Republic Int'l Corp        COM      680223104     2039    95905 SH       Defined                95905
Omnicare Inc                   COM      681904108     2628    72875 SH       Defined                72180          695
Packeteer Inc.                 COM      695210104     1356   173570 SH       Defined               173570
Palomar Medical Technologies,  COM      697529303     2374    68400 SH       Defined                68025          375
Pentair Inc                    COM      709631105     2836    73535 SH       Defined                72135         1400
Pioneer Drilling Co            COM      723655106      264    17700 SH       Defined                17700
RPC, Inc.                      COM      749660106     2765   162260 SH       Defined               161160         1100
Redwood Trust, Inc.            COM      758075402     2682    55431 SH       Defined                51860         3571
Republic Services Inc          COM      760759100      684    22328 SH       Defined                19396         2932
Ritchie Bros Auction           COM      767744105      200     3200 SH       Defined                 2400          800
Scotts Miracle-Gro Co. Class A COM      810186106      664    15468 SH       Defined                11490         3978
Stamps Com Inc                 COM      852857200      750    54395 SH       Defined                54395
Strayer Education Inc.         COM      863236105     2265    17199 SH       Defined                15923         1276
Toro Co                        COM      891092108     2146    36434 SH       Defined                36224          210
Triad Guaranty Inc.            COM      895925105     1503    37629 SH       Defined                37629
Tuesday Morning Corp           COM      899035505     1504   121687 SH       Defined               117316         4371
Universal Forest Products      COM      913543104     1067    25250 SH       Defined                25250
Valeant Pharmaceutical Interna COM      91911x104     4245   254330 SH       Defined               244225        10105
Wabash National Corp           COM      929566107     1655   113120 SH       Defined               113120
Wabtec Corp                    COM      929740108     2866    78465 SH       Defined                78465
White Mountains Insurance      COM      G9618e107      259      427 SH       Defined                  427
Whiting Petroleum Corp         COM      966387102      845    20850 SH       Defined                20850
Wiley John & Sons Inc Cl A     COM      968223206     3520    72886 SH       Defined                72476          410
Montpelier RE Holdings LTD     COM      G62185106     1619    87350 SH       Defined                87350
FEI Company                    CONV     30241LAB5      129   130000 PRN      Defined                70000        60000
Neuberger Berman Intermediate  COM      64124p101      270 20028.47 SH       Defined             20028.47
iShares Lehman 1-3 Year Treasu COM      464287457     2294    28622 SH       Defined                17475        11147
iShares Lehman Aggregate Bond  COM      464287226     1891    19223 SH       Defined                15464         3759
iShares Lehman Treas Inflation COM      464287176      412     4159 SH       Defined                 1799         2360

REPORT SUMMARY                   134 DATA RECORDS   351186            1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED